Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair value measurements
Summary of liabilities measured at fair value on recurring basis

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total

Assets
Short-term investments (i)	212,795	682,697	51,051	946,543
Equity investment with readily determinable fair values (ii)	25,480	—	—	25,480
	238,275	682,697	51,051	972,023

	As of December 31, 2022
	Level 1	Level 2	Total

Assets
Short-term investments (i)	185,130	177,510	362,640
Equity investment with readily determinable fair values (ii)	1,179	—	1,179
	186,309	177,510	363,819
(i)

Short-term investments represented the investments issued by commercial banks or other financial institutions with a variable interest rate indexed to the performance of underlying assets within one year. For the instruments whose fair value is provided by banks at the end of each period, the Company classifies the valuation techniques that use these inputs as Level 1 of fair value measurements. For the instruments whose fair value is estimated based on quoted prices of similar products provided by banks at the end of each period, the Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurements.

(ii)

Equity investments with readily determinable fair values are valued using the market approach based on the quoted prices in active markets at the reporting date. The Group classifies the valuation techniques that use these inputs as Level 1 of fair value measurements.

Schedule of changes in level 3 instruments

The following table presents the changes in Level 3 assets for the years ended December 31, 2020, 2021 and 2022:

Available-for-sale
debt investment
US$

Balance as of December 31, 2020	1,000
Impairment	(1,000)
Balance as of December 31, 2021	—
Acquisition	21,299
Balance as of December 31, 2022	21,299